SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Real Estate (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011 Companies
Real Estate
Number of business combinations			11
Acquisition pursuit costs	$ 0.4	$ 0.9	$ 3.2
Land improvements | Minimum
Real Estate
Property, plant and equipment, useful life			3 years
Land improvements | Maximum
Real Estate
Property, plant and equipment, useful life			40 years
Buildings and building improvements | Minimum
Real Estate
Property, plant and equipment, useful life			3 years
Buildings and building improvements | Maximum
Real Estate
Property, plant and equipment, useful life			40 years
Furniture and equipment | Minimum
Real Estate
Property, plant and equipment, useful life			1 year
Furniture and equipment | Maximum
Real Estate
Property, plant and equipment, useful life			20 years